SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Items in the statements of income and comprehensive income, and statements of cash flows	$ 6.2173	$ 6.3085	$ 6.3116	$ 6.4640